UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     October 6, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33
Form13F Information Table Value Total: $    177,263,928

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================

ACE Ltd                                 Common Stock    H0023R105  $5,938,800              98,000     Sole                   Sole
Allstate Corp/The                       Common Stock    020002101  $4,595,860             194,000     Sole                   Sole
AON Corp                                Common Stock    037389103  $5,541,360             132,000     Sole                   Sole
AT&T Inc                                Common Stock    00206R102  $5,846,600             205,000     Sole                   Sole
Cigna Corp                              Common Stock    125509109  $5,326,380             127,000     Sole                   Sole
Cisco Systems Inc                       Common Stock    17275R102  $5,777,770             373,000     Sole                   Sole
Citigroup Inc                           Common Stock    172967424  $3,289,608             128,400     Sole                   Sole
Colgate-Palmolive Co                    Common Stock    194162103  $6,651,000              75,000     Sole                   Sole
ConocoPhillips                          Common Stock    20825C104  $5,382,200              85,000     Sole                   Sole
Corning Inc                             Common Stock    219350105  $4,202,400             340,000     Sole                   Sole
Dell Inc                                Common Stock    24702R101  $6,112,800             432,000     Sole                   Sole
Edison International                    Common Stock    281020107  $6,617,250             173,000     Sole                   Sole
Exxon Mobil Corp                        Common Stock    30231G102  $6,100,920              84,000     Sole                   Sole
General Electric Co                     Common Stock    369604103  $5,181,600             340,000     Sole                   Sole
Intel Corp                              Common Stock    458140100  $5,865,750             275,000     Sole                   Sole
Intl Bus Machines                       Common Stock    459200101  $7,176,230              41,000     Sole                   Sole
Johnson & Johnson                       Common Stock    478160104  $5,479,060              86,000     Sole                   Sole
JPMorgan Chase & Co                     Common Stock    46625H100  $4,518,000             150,000     Sole                   Sole
Loews Corp                              Common Stock    540424108  $5,217,050             151,000     Sole                   Sole
LVMH Moet Hennessy                      Common Stock    F58485115  $5,095,420              38,000     Sole                   Sole
Mattel Inc                              Common Stock    577081102  $5,462,790             211,000     Sole                   Sole
Metlife Inc                             Common Stock    59156R108  $3,977,420             142,000     Sole                   Sole
Microsoft Corp                          Common Stock    594918104  $5,724,700             230,000     Sole                   Sole
Nvidia Corp                             Common Stock    67066G104  $5,137,500             411,000     Sole                   Sole
Oracle Corp                             Common Stock    68389X105  $5,489,340             191,000     Sole                   Sole
PNC Financial Svs.                      Common Stock    693475105  $5,011,760             104,000     Sole                   Sole
PPL Corp                                Common Stock    69351T106  $5,850,700             205,000     Sole                   Sole
Schlumberger Ltd                        Common Stock    806857108  $4,479,750              75,000     Sole                   Sole
Sempra Energy                           Common Stock    816851109  $5,974,000             116,000     Sole                   Sole
State Street Corp                       Common Stock    857477103  $4,148,640             129,000     Sole                   Sole
Time Warner Inc                         Common Stock    887317303  $4,945,050             165,000     Sole                   Sole
TJX Cos Inc                             Common Stock    872540109  $5,657,940             102,000     Sole                   Sole
UnitedHealth Group                      Common Stock    91324P102  $5,488,280             119,000     Sole                   Sole

====================================================================================================================================

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